Plan's Share in Master Trust Investments and Payables (Details) - Disney Hourly Savings and Investment Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net Asset Available for Benefit	$ 1,896,940	$ 1,553,431
EBP, Nonconsolidated, Plan Interest in Master Trust
EBP, Master Trust [Line Items]
Investments at Fair Value	1,835,443	1,506,362
Dividends Receivable	897	606
Payables	(195)	(75)
Net Asset Available for Benefit	1,836,145	1,506,893
EBP, Nonconsolidated, Plan Interest in Master Trust | Disney Stock Funds
EBP, Master Trust [Line Items]
Investments at Fair Value	135,441	135,137
EBP, Nonconsolidated, Plan Interest in Master Trust | Registered Investment Companies
EBP, Master Trust [Line Items]
Investments at Fair Value	175,380	176,725
EBP, Nonconsolidated, Plan Interest in Master Trust | Collective Investment Trusts
EBP, Master Trust [Line Items]
Investments at Fair Value	$ 1,524,622	$ 1,194,500